Other Liabilities - Summary of Other Liabilities (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure Of Other Liability [Line Items]
Carrying value of our lease liabilities	$ 2,018	$ 2,175
Interest expense on lease liabilities	67	$ 61
Not later than one year [member]
Disclosure Of Other Liability [Line Items]
Undiscounted cash flows of lease liabilities	331
Later than one year and not later than five years [member]
Disclosure Of Other Liability [Line Items]
Undiscounted cash flows of lease liabilities	1,053
Later than five years [member]
Disclosure Of Other Liability [Line Items]
Undiscounted cash flows of lease liabilities	$ 1,086